Document and Entity Information	Jun. 24, 2020
Prospectus:
Document Type	497
Document Period End Date	Jun. 24, 2020
Entity Registrant Name	Adviser Managed Trust
Entity Central Index Key	0001502608
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jun. 24, 2020
Document Effective Date	Jun. 24, 2020
Prospectus Date	Nov. 30, 2019
Tactical Offensive Fixed Income Fund | Tactical Offensive Fixed Income Fund
Prospectus:
Trading Symbol	TCOFX